CONSOLIDATED STATEMENT OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit (Loss) for the year	$ 61,127,000	$ (232,950,000)	$ 57,757,000
Adjustments for:
Income tax expense	67,271,000	47,863,000	111,762,000
Depreciation	88,969,000	118,073,000	105,532,000
Loss on disposal of property, plant and equipment	787,000	417,000	143,000
Impairment loss for non-financial assets	4,334,000	133,864,000	7,559,000
Write-off of unsuccessful exploration efforts	12,262,000	52,652,000	18,290,000
Accrual of borrowing's interests	44,378,000	48,690,000	29,573,000
Borrowings cancellation costs	6,308,000	0	0
Amortization of other long-term liabilities	(223,000)	(387,000)	(429,000)
Unwinding of long-term liabilities	5,079,000	5,894,000	4,560,000
Accrual of share-based payment	6,621,000	8,444,000	2,717,000
Foreign exchange (gain) loss	(5,049,000)	3,594,000	5,289,000
Unrealized (gain) loss on commodity risk management contracts	(463,000)	12,978,000	26,411,000
Income tax paid	(65,273,000)	(25,193,000)	(88,638,000)
Changes in working capital	(9,351,000)	(5,240,000)	(45,097,000)
Cash flows from operating activities - net	216,777,000	168,699,000	235,429,000
Cash flows from investing activities
Purchase of property, plant and equipment	(129,258,000)	(75,298,000)	(126,316,000)
Acquisition of business, net of cash acquired	0	(272,335,000)	0
Proceeds from disposal of long-term assets	2,700,000	0	7,066,000
Cash flows used in investing activities - net	(126,558,000)	(347,633,000)	(119,250,000)
Cash flows from financing activities
Proceeds from borrowings	172,174,000	350,000,000	0
Debt issuance costs paid	(2,019,000)	(7,507,000)	0
Principal paid	(274,934,000)	(3,575,000)	(9,790,000)
Interest paid	(42,592,000)	(37,594,000)	(29,099,000)
Borrowings cancellation costs paid	(12,908,000)	0	0
Lease payments	(7,518,000)	(9,380,000)	(4,855,000)
Repurchase of shares	(11,841,000)	(4,009,000)	(71,272,000)
Cash distribution	(7,224,000)	(4,859,000)	(2,444,000)
Payments for transactions with former non-controlling interest	(3,580,000)	(11,931,000)	(15,000,000)
Cash flows (used in) from financing activities - net	(190,442,000)	271,145,000	(132,460,000)
Net increase (decrease) in cash and cash equivalents	(100,223,000)	92,211,000	(16,281,000)
Cash and cash equivalents at January 1	201,907,000	111,180,000	127,727,000
Currency translation differences	(1,080,000)	(1,484,000)	(266,000)
Cash and cash equivalents at the end of the year	100,604,000	201,907,000	111,180,000
Ending Cash and cash equivalents are specified as follows:
Cash in bank and bank deposits	100,587,000	201,884,000	111,159,000
Cash in hand	17,000	23,000	21,000
Cash and cash equivalents	$ 100,604,000	$ 201,907,000	$ 111,180,000